Debt issued measured at amortized cost (Narrative) (Detail) $ in Millions	Jun. 30, 2026 USD ($)
Debt Issued Held At Amortized Cost [Line Items]
Joint and several liability for outstanding SEC-registered debt securities issued by Credit Suisse (USA), Inc.	$ 742